PIMCO Equity Series

Supplement dated August 1, 2016 to the

Statement of Additional Information (the “SAI”) dated October 31, 2015, as supplemented from time to time

Disclosure Related to the PIMCO EqS® Long/Short Fund (the “Fund”)

Effective immediately, the Fund is jointly managed by John M. Devir and Benjamin Strom.

Accordingly, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI, and the following information is added:

	Total Number of Accounts	Total Assets of All Accounts (in $ millions)	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee (in $ millions)
Devir[4]
Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	2	116.63	0	0
Other Accounts	0	0	0	0
Strom[11]
Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	0	0	0	0

[4]	Effective August 1, 2016, Mr. Devir co-manages the PIMCO EqS® Long/Short Fund ($867.8 million).
[11]	Effective August 1, 2016, Mr. Strom co-manages the PIMCO EqS® Long/Short Fund ($867.8 million).

In addition, effective immediately, the following sentences are added to the end of the paragraph immediately preceding the above table:

Effective August 1, 2016, the PIMCO EqS® Long/Short Fund is jointly managed by John M. Devir and Benjamin Strom. Information pertaining to accounts managed by Messrs. Devir and Strom is as of June 30, 2016.

In addition, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI, and the following information is added:

Portfolio Manager	Funds Managed by Portfolio Manager	Dollar Range of Shares Owned
Devir[2]	PIMCO EqS® Long/Short Fund	None
Strom[4]	PIMCO EqS® Long/Short Fund	None

[2]	Effective August 1, 2016, Mr. Devir co-manages the PIMCO EqS® Long/Short Fund. Information for Mr. Devir is as of July 27, 2016.
[4]	Effective August 1, 2016, Mr. Strom co-manages the PIMCO EqS® Long/Short Fund. Information for Mr. Strom is as of July 27, 2016.

Investors Should Retain This Supplement For Future Reference

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